Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CertNYS

1-33620

September 24, 2007

RECEIVED
SEP 24 2007
The Division of
Investment Management

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, BlackRock EcoSolutions Investment Trust, Common Shares of Beneficial Interest. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 21, 2007. Tentative listing date – September 26, 2007.

Sincerely,

PROCESSED
SEP 27 2007
THOMSON
FINANCIAL

07060221

END